SUMMARY OF COGNIOS LARGE CAP VALUE FUND
Investment Objective.
The Cognios Large Cap Value Fund (the “Value Fund”) seeks long-term growth of capital.
Fees and Expenses of the Value Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cognios Large Cap Value Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cognios Large Cap Value Fund		Investor Class	Institutional Class
Management Fees		0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.62%	0.62%
Total Annual Fund Operating Expenses		1.52%	1.27%
Fee Waivers and Expense Reimbursement	[1]	(0.42%)	(0.42%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		1.10%	0.85%
[1]	Cognios Capital, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.85% through at least October 31, 2018. Subject to approval by the Value Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Value Fund within the three fiscal years following the year in which such waiver occurred, if the Value Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees' approval.

Example.

This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Value Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example - Cognios Large Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	112	439	789	1,777
Institutional Class	87	361	657	1,497

Portfolio Turnover.

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

24.00%
Principal Investment Strategy of the Value Fund.

The Value Fund’s principal investment objective is long-term growth of capital. The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate. The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index. It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500 Index. As of September 30, 2017, the market capitalization range of the S&P 500 Index was $2.5 billion to $800 billion. It may also invest up to 20% in issuers of any size.

The Adviser selects securities for purchase using its proprietary ROTA/ROME® investment selection and portfolio construction methodology. ROTA/ROME® focuses on a company’s Return on Tangible Assets (“ROTA”) and Return on Market Value of Equity (“ROME”) in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock.

ROTA, or Return on Tangible Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a stock price is lower and cheaper. Similarly, a low ROME yield means the stock price is higher and thus more expensive.

The portfolio managers use these two metrics together to determine if a particular stock is an attractive business (i.e., ROTA) and whether that stock is cheap or expensive (i.e., ROME).

Principal Risks of Investing in the Value Fund.

An investment in the Value Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Value Fund will be successful in meeting its investment objective. Generally, the Value Fund will be subject to the following additional risks:

•	Market risk – Market risk refers to the risk that the value of securities in the Value Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.
•	Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Value Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.
•	Management style risk – The Value Fund intends to invest in stocks that the Adviser believes are undervalued and the Value Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.
•	Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Value Fund does not intend to concentrate its investments in any particular sector or sectors, the Value Fund may, from time to time, emphasize investments in one or more sectors. If the Value Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.
•	New Fund risk – The Value Fund commenced operations in 2016. Accordingly, investors in the Value Fund bear the risk that the Value Fund may not be successful in implementing its investment strategy.
•	Value securities risk – Value stocks are those that appear to be underpriced based upon valuation measures. Investments in value-oriented securities may expose the Value Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance.

No performance information is available for the Value Fund because it has not yet completed a full calendar year of operations. In the future, the Value Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Value Fund by comparing the Value Fund’s performance with a broad measure of market performance and by showing changes in the Value Fund’s performance from year to year.